Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Net Income (Loss) Per Ordinary Share - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Redeemable
Numerator
Allocation of net income (loss)	$ (19,048)	$ 909,705
Denominator
Weighted average shares outstanding	576,923	16,454,795
Basic net income (loss) per share	$ (0.03)	$ 0.06
Non- redeemable
Numerator
Allocation of net income (loss)	$ (136,192)	$ 228,051
Denominator
Weighted average shares outstanding	4,125,000	4,125,000
Basic net income (loss) per share	$ (0.03)	$ 0.06